Financial Instruments and Derivatives - Commodity Price Risk (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD bbl / d	Dec. 31, 2017 USD ($) bbl / d	Dec. 31, 2016 CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%	10.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%	10.00%
Commodity price risk | Commodity Price, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings | CAD	CAD (150.9)		CAD (120.1)
Possible decrease in risk variable, impact on pre-tax earnings		$ 139.4	113.9
Commodity price risk | Commodity Price, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings		(2.9)	(9.6)
Possible decrease in risk variable, impact on pre-tax earnings		2.9	9.6
Commodity price risk | Commodity Price, Power
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings | CAD	0.0		0.1
Possible decrease in risk variable, impact on pre-tax earnings | CAD	CAD 0.0		(0.1)
Commodity price risk | Differential, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings		0.0	0.3
Possible decrease in risk variable, impact on pre-tax earnings		$ 0.0	CAD (0.3)
Commodity price risk | Physical Delivery Contract, July 2017 to December 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	13,600	13,600
Commodity price risk | Physical Delivery Contract, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	8,600	8,600
Commodity price risk | Physical Delivery Contract, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	5,000	5,000
Commodity price risk | Physical Delivery Contract, July 2020 to December 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Physical delivery contract, commitment to deliver	2,000	2,000